Shareholders’ Equity - Ordinary Shares (Details) - Ordinary shares - $ / shares	Jun. 30, 2019	Dec. 31, 2018
Class of Stock
Shares authorized (shares)	200,000,000	200,000,000
Stock par value (usd per share)	$ 0.000042	$ 0.000042